Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,430,689.2
Total Fee Amount	11,245.58
Total Offset Amount	0
Net Fee	$ 11,245.58
Offset Table N/A	N/A